Income Tax (Reconciliation of Unrecognized Tax Benefits) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible:
Balance, Unrecognized Tax Benefits	$ 301	$ 289
Additions for Tax Positions of the Current Year	15	8
Additions for Tax Positions of Prior Years	16	8
Reductions for Tax Positions of Prior Years	(9)	(1)
Expiration of the Statute of Limitations	(4)	(3)
Settlements with Tax Authorities	(54)
Balance, Unrecognized Tax Benefits	$ 265	$ 301